Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Susequent Events

NOTE 8 – SUBSEQUENT EVENTS

On April 21, 2015, the Company issued a convertible promissory note in the amount of $26,500, in which the Company received $25,000 cash and paid legal expenses in the amount of $1,500. The note bears interest at 8% per annum and is due on March 19, 2016. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 60% multiplied by the market price per share, which is the lowest quoted price for the common stock during the 15 trading day period ending with the date of conversion.

On April, 27, 2015, the Company issued a convertible promissory note in which the Company will be taking tranche payments based on amounts determined by the note holder for total payments of not more than $400,000. There is an original discount component of $40,000. Therefore, the funds available to the Company will be $360,000 and the liability (net of interest) will be $360,000 when all disbursements have been received by the Company. Each tranche is accounted for separately with each principal and OID balance becoming due 24 months after receipt. Each tranche bears interest at 12% per annum. The loan is secured by shares of the Company’s common stock. Each portion of the loan becomes convertible immediately upon issuance. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of the lesser of $0.02 per share or 60% multiplied by the market price per share, which is the lowest quoted price for the common stock during the 25 trading day period ending on the latest complete trading day prior to the conversion date. One April 29, 2015, the Company has received one tranche disbursements of $25,000.

On April 28, 2015, the Company issued a convertible promissory note in the amount of $40,000, in which the Company received $36,500 cash and paid fees in the amount $3,500. The note bears interest at 12% per annum and is due on April 28, 2016. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 50% multiplied by the market price per share, which is the lowest quoted price for the common stock during the 20 trading day period ending with the date preceding the conversion date.

On May 5, 2015, the Company issued a promissory note in the amount of $50,000, in which the Company received $50,000 cash. The note bears interest at 10% per annum and is due on November 30, 2015. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of t 60% multiplied by the market price per share, which is the lowest quoted price for the common stock during the 15 trading day period ending with the date of conversion.

Note 8 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date of December 31, 2014 through April 10, 2014, the date the financial statements are available to be issued and determined that there are certain reportable events to be disclosed as follows:

On February 27, 2015, we entered into a securities purchase agreement (the “SPA”) with Vis Vires Group, Inc. (“VVG”) pursuant to which we borrowed $64,000 under the terms of a convertible promissory note (the “VVG Note”). After payment of legal fees of $4,000 to VVG’s counsel, we are using the net proceeds for working capital and to pay $20,000 to Reality Capital Management Limited.

On February 27, 2015, we entered into a Second $50,000 Note Restructure Agreement (the “Agreement”) with Reality Capital Management Limited (“Reality”). Under the Agreement, we are obligated to pay Reality $20,000 from the proceeds of the loan from VVG. We also agreed to pay the remaining principal balance of $30,000 along with accrued and unpaid interest if we secure an additional loan in the future.